Stock-Based Compensation	12 Months Ended
Dec. 31, 2022
Stock-Based Compensation
Stock-Based Compensation

NOTE U. STOCK-BASED COMPENSATION

The following table presents total stock-based compensation cost included in income from continuing operations.

($ in millions)
For the year ended December 31:	2022	2021	2020
Cost	$164	$145	$126
SG&A expense	566	555	550
RD&E expense	258	218	197
Pre-tax stock-based compensation cost	987	919	873
Income tax benefits	(249)	(223)	(198)
Net stock-based compensation cost	$738	$695	$675

The company’s total unrecognized compensation cost related to non-vested awards at December 31, 2022 was $1.5 billion and is expected to be recognized over a weighted-average period of approximately 2.6 years.

Capitalized stock-based compensation cost was not material at December 31, 2022, 2021 and 2020.

Incentive Awards

Stock-based incentive awards are provided to employees under the terms of the company’s long-term performance plans (the Plans). The Plans are administered by the Executive Compensation and Management Resources Committee of the Board of Directors. Awards available under the Plans principally include restricted stock units, performance share units, stock options or any combination thereof.

There were 293 million shares originally authorized to be awarded under the company's existing Plans and 66 million shares granted under previous plans that, if and when those awards were cancelled, could be reissued under the existing Plans. At December 31, 2022, 65 million unused shares were available to be granted.

Stock Awards

Stock awards for the periods presented were made in the form of Restricted Stock Units (RSUs), including Retention Restricted Stock Units (RRSUs), or Performance Share Units (PSUs).

The following table summarizes RSU and PSU activity under the Plans during the years ended December 31, 2022, 2021 and 2020.

	RSUs		PSUs
	Weighted-Average		Weighted-Average
	Grant Price	Number of Units	Grant Price	Number of Units
Balance at January 1, 2020	$123	11,326,628	$126	2,856,450
Awards granted	115	10,651,955	117	1,582,666
Awards released	126	(3,781,240)	137	(630,974)
Awards canceled/forfeited/performance adjusted	121	(1,300,639)	125	(256,642)	*
Balance at December 31, 2020	$117	16,896,704	$120	3,551,500	**
Awards granted	125	9,566,307	129	1,561,120
Awards released	120	(4,582,159)	129	(581,397)
Awards canceled/forfeited/performance adjusted	119	(2,072,800)	124	(453,178)	*
Kyndryl separation - adjustment	—	660,089	—	120,428
Kyndryl separation - cancellation	119	(1,429,661)	119	(469,616)
Balance at December 31, 2021	$116	19,038,480	$118	3,728,857	**
Awards granted	112	11,447,966	110	1,237,019
Awards released	114	(7,013,530)	114	(679,601)
Awards canceled/forfeited/performance adjusted	116	(2,420,002)	116	(720,197)	*
Balance at December 31, 2022	$115	21,052,914	$117	3,566,078	**

*	Includes adjustments of (362,247), (223,397) and (70,089) PSUs for 2022, 2021 and 2020, respectively, because final performance metrics were above or below specified targets.
**

Represents the number of shares expected to be issued based on achievement of grant date performance targets. The actual number of shares issued will depend on final performance against specified targets over the vesting period.

The total fair value of RSUs and PSUs granted and vested during the years ended December 31, 2022, 2021 and 2020 were as follows:

($ in millions)
For the year ended December 31:	2022	2021	2020
RSUs
Granted	$1,288	$1,195	$1,220
Vested	801	549	478
PSUs
Granted	$136	$201	$186
Vested	77	75	86

In connection with vesting and release of RSUs and PSUs, the tax benefits realized by the company for the years ended December 31, 2022, 2021 and 2020 were $249 million, $175 million and $139 million, respectively.

Stock Options

Stock options are awards which allow the employee to purchase shares of the company’s stock at a fixed price. Stock options are granted at an exercise price equal to the company’s average high and low stock price on the date of grant. These awards generally vest in four equal increments on the first four anniversaries of the grant date and have a contractual term of 10 years. The company estimates the fair value of stock options at the date of grant using a Black-Scholes valuation model. Key inputs and assumptions used to estimate the fair value of stock options include the grant price of the award, the expected option term, volatility of the company’s stock, the risk-free rate and the company’s dividend yield. For the stock options granted for the year ended December 31, 2022, the expected option term was determined from historical exercise patterns, volatility was based on an analysis of the company’s historical stock prices over the expected option term, the risk-free rate was obtained from the U.S. Treasury yield curve in effect at the time of grant and the dividend yield was based on the company’s expectation of paying dividends in the foreseeable future. Estimates of fair value are not intended to predict actual future events or the value ultimately realized by employees who receive equity awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the company. During the years ended December 31, 2021 and 2020, the company did not grant stock options and no material stock options were exercised, forfeited or cancelled. In 2022, stock options were primarily granted by the company as part of its executive compensation programs.

The weighted-average fair value of stock options granted for the year ended December 31, 2022 was $14.29. The fair value was estimated based on the following weighted-average assumptions:

For the year ended December 31:	2022
Expected term (years)	6.3
Expected volatility	25.5%
Risk-free rate	2.0%
Dividend yield	5.3%

The following table summarizes option activity under the Plans during the year ended December 31, 2022.

	Weighted-Average	Number of Shares
	Exercise Price	Under Option
Balance at January 1, 2022	$135	1,549,732
Options granted	125	5,044,353
Options exercised	—	—
Options forfeited/cancelled/expired	125	(319,560)
Balance at December 31, 2022	$128	6,274,525
Vested and exercisable at December 31, 2022	$135	1,549,732

The weighted-average remaining contractual term and the aggregate intrinsic value of stock options outstanding was 7.7 years and $87 million, respectively, at December 31, 2022. The weighted-average remaining contractual term and the aggregate intrinsic value of stock options vested and exercisable was 3.1 years and $12 million, respectively, at December 31, 2022. The total intrinsic value of stock options exercised for the years ended December 31, 2022, 2021 and 2020 was immaterial.

The company settles employee stock option exercises primarily with newly issued common shares and, occasionally, with treasury shares. Total treasury shares held at December 31, 2022 and 2021 were approximately 1,351 million shares.

Acquisitions

In connection with various acquisition transactions, there were 0.4 million stock options outstanding at December 31, 2022, as a result of the company’s conversion of stock-based awards previously granted by acquired entities. The weighted-average exercise price of these stock options was $20 per share. No material stock awards were outstanding at December 31, 2022.

IBM Employees Stock Purchase Plan

Effective April 1, 2022, the company increased the discount for eligible participants to purchase shares of IBM common stock under its Employee Stock Purchase Plan (ESPP) from 5 percent to 15 percent off the average market price on the date of purchase. With this change, the ESPP is considered compensatory under the accounting requirements for stock-based compensation. The ESPP enables eligible participants to purchase shares of IBM common stock through payroll deductions of up to 10 percent of eligible compensation. Eligible compensation includes any compensation received by the employee during the year. The ESPP provides for semi-annual offering periods during which shares may be purchased and continues as long as shares remain available under the ESPP, unless terminated earlier at the discretion of the Board of Directors. Individual ESPP participants are restricted from purchasing more than $25,000 of common stock in one calendar year or 1,000 shares in an offering period.

Employees purchased approximately 2.4 million, 1.0 million and 1.1 million shares under the ESPP during the years ended December 31, 2022, 2021 and 2020, respectively. For the year ended December 31, 2022, the average market price of shares purchased was $114 per share and the total stock-based compensation cost was $43 million. Cash dividends declared and paid by the company on its common stock also include cash dividends on the company stock purchased through the ESPP. Dividends are paid on full and fractional shares and can be reinvested. The company stock purchased through the ESPP is considered outstanding and is included in the weighted-average outstanding shares for purposes of computing basic and diluted earnings per share.

Approximately 14.4 million shares were available for purchase under the ESPP at December 31, 2022.